Employees Benefits	12 Months Ended
Dec. 31, 2024
Employees Benefits
Employees Benefits

19.	Employees Benefits

19.1. Supplementary pension plans

The Company is the sponsor of the following pension plans for its employees and executives: i) Plan II – Variable Contribution with Defined Benefit option – closed for adminissions; ii) Plan III – Defined Contribution – open for admissions; and iii) FAF Plan – Defined Benefit - closed for adminissions.

These plans are managed by BRF Previdência, a closed supplementary pension entity, of non-economic and non-profit nature, and through its Deliberative Board, is responsible for defining pension objectives and policies, as well as establishing fundamental guidelines aa well as organization, operation and management rules. The Deliberative Board is composed of representatives from the sponsor and participants, in the proportion of 2/3 and 1/3 respectively.

19.1.1 Defined benefit plan

The Plan II is a variable contribution plan structured as defined contribution during the accumulation of mathematic provisions and at the benefit grant date the beneficiary may choose to convert the accumulated balance in a lifetime monthly income (defined benefit). The main related actuarial risks are (i) survival rates above the mortality tables and (ii) actual return on equity below the actual discount rate.

The FAF (Fundação Attílio Francisco Xavier Fontana) Plan aims to complement the benefit paid by the Brazilian Social Security (“INSS – Instituto Nacional de Seguridade Social”). The benefit is calculated based on the income of the participant and the amounts vary according to the type of the retirement and other criteria defined by the plan.

The main actuarial risks related are: (i) survival rates above the mortality tables, (ii) turnover lower than expected, (iii) salary growth higher than expected, (iv) actual return on equity below the actual discount rate, (v) changes to the rules of social security, and (vi) actual family composition of the retired employee or executive different than the established assumption.

The actuarial calculations of the plans managed by BRF Previdência are prepared annually by independent specialists and reviewed by Management, according to the rules in force.

In the case of a deficit in the plans results, in amounts higher than those defined by legislation, the sponsor, the participants and the beneficiaries, must support the plan according to the proportion of their contributions.

The economic benefit presented as an asset considers only the portion of the surplus that is actually recoverable. The recovery of the surplus on the plans is through reductions in future contributions.

19.1.2 Defined contribution plan

The Plan III is a defined contribution plan, in which the contributions are known and the benefit depends directly on the contributions made by participants and sponsors, on the contribution time and on the returns obtained through the investment of the contributions.

The contributions made by the Company in the year ended December 31, 2024 amounted R$28,903 (R$26,911 for the year ended December 31, 2023). On December 31, 2024, the plan had 34,354 participants (35,644 participants as of December 31, 2023).

When the participants of the Plans II and III terminate the employment relationship with the sponsor, the unused balance of the contributions made by the sponsor forms a surplus fund that may be used to compensate future contributions of the sponsor.

19.1.3 Roll-forward of defined benefit and variable contribution

The assets and actuarial liabilities, as well as the movement of the related rights and obligations are presented below:

	FAF		Plan II
	12.31.24	12.31.23	12.31.24	12.31.23
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	3,181,366	3,348,786	20,547	21,789
Fair value of assets	(3,734,685)	(3,647,431)	(21,712)	(22,845)
(Surplus) Deficit	(553,319)	(298,645)	(1,165)	(1,056)
Irrecoverable surplus - (asset ceiling)	553,319	298,645	1,165	1,056
Net actuarial (assets) liabilities	-	-	-	-

Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	298,645	482,263	1,056	1,923
Interest on irrecoverable surplus	28,491	47,021	99	187
Changes in irrecoverable surplus during the year	226,183	(230,639)	10	(1,054)
Ending balance of irrecoverable surplus	553,319	298,645	1,165	1,056

Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	3,348,786	3,121,348	21,789	20,822
Interest on actuarial obligations	308,002	293,231	1,963	1,935
Current service cost	19,226	18,153	-	-
Benefit paid	(229,382)	(233,865)	(1,937)	(1,947)
Actuarial losses - experience	35,984	81,782	377	460
Actuarial (gains) losses - economic hypotheses	(301,250)	68,137	(1,645)	519
Actuarial (gains) losses - demographic hypothesis	-	-	-	-
Ending balance of actuarial liabilities	3,181,366	3,348,786	20,547	21,789

Rollforward of the fair value of the assets
Beginning balance of the fair value of plan assets	(3,647,431)	(3,603,611)	(22,845)	(22,745)
Interest income on assets plan	(336,492)	(340,252)	(2,062)	(2,122)
Benefit paid	229,382	233,865	1,937	1,947
Return on assets higher (lower) than projection	19,856	62,567	1,258	75
Ending Balance of the fair value of the assets	(3,734,685)	(3,647,431)	(21,712)	(22,845)

Rollforward of comprehensive income
Beginning balance	18,153	23,190	-	3,385
Reversion to accumulated losses	(18,153)	(23,190)	-	(3,385)
Actuarial gains (losses)	265,266	(149,919)	1,268	(979)
Return on assets higher (lower) than projection	(19,856)	(62,567)	(1,258)	(75)
Changes on irrecoverable surplus	(226,183)	230,639	(10)	1,054
Ending balance of comprehensive income	19,227	18,153	-	-

Costs recognized in statement of income
Current service costs	(19,226)	(18,153)	-	-
Interest on actuarial obligations	(308,002)	(293,231)	(1,963)	(1,935)
Projected return on assets	336,492	340,252	2,062	2,122
Interest on irrecoverable surplus	(28,491)	(47,021)	(99)	(187)
Costs recognized in statement of income	(19,227)	(18,153)	-	-

Estimated costs for the next year
Costs of defined benefit	(16,927)	(19,226)	-	-
Estimated costs for the next year	(16,927)	(19,226)	-	-

19.1.4 Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are presented below:

	FAF		Plan II
	12.31.24	12.31.23	12.31.24	12.31.23
Actuarial assumptions
Economic hypothesis
Discount rate	10.49%	9.54%	10.44%	9.43%
Inflation rate	3.50%	3.50%	3.50%	3.50%
Wage growth rate	4.60%	4.60%	N/A	N/A
Demographic hypothesis
Mortality schedule	AT-2000 Basic, by gender	AT-2000 Basic, by gender	AT-2000 Basic, by gender	AT-2000 Basic, by gender
Mortality schedule - Disabled	CSO-58	CSO-58	CSO-58	CSO-58
Demographic data
Number of active participants	5,030	5,314	-	-
Number of beneficiary participants assisted	8,171	7,972	51	51

19.1.5 The composition of the investment portfolios

The composition of the investment portfolios is presented below:

	FAF				Plan II
	12.31.24		12.31.23		12.31.24		12.31.23
Composition of the fund's portfolio
Fixed income	2,919,403	78.2%	2,607,913	71.5%	19,424	89.5%	20,629	90.3%
Variable income	361,891	9.7%	339,211	9.3%	1,874	8.6%	937	4.1%
Real estate	308,858	8.3%	368,391	10.1%	-	0.0%	23	0.1%
Other	144,533	3.9%	331,916	9.1%	414	1.9%	1,256	5.5%
	3,734,685	100.0%	3,647,431	100.0%	21,712	100.0%	22,845	100.0%
% of nominal return on assets	9.23%		9.44%		9.03%		9.33%

19.1.6 Expected benefit payments and average term of payments

The following amounts represent the expected benefit payments for future periods and the average duration of the plan’s obligations:

	FAF	Plan II
2025	252,912	2,038
2026	252,642	2,016
2027	253,066	1,991
2028	252,502	1,961
2029	253,677	1,927
2030 to 2034	1,289,942	8,934
Weighted average duration - in years	10.10	8.20

19.1.7 Sensitivity analysis of the defined benefit plan - FAF

The quantitative sensitivity analysis regarding the relevant assumptions of defined benefit plan – FAF on December 31, 2024 is presented below:

	Assumptions utilized	Variation of (+1%)		Variation of (-1%)
Relevant assumptions		Average rate	Actuarial liabilities	Average rate	Actuarial liabilities
Benefit plan - FAF
Discount rate	10.49%	11.49%	2,903,579	9.49%	3,510,948
Wage growth rate (1)	1.06%	2.06%	3,206,208	0.06%	3,160,684
(1)	Actual rate.

19.2 Employees benefits: description and characteristics of benefits and associated risks

	Liabilities
	12.31.24	12.31.23
Medical assistance	61,278	66,245
F.G.T.S. Penalty (1)	75,771	70,535
Award for length of service	111,071	125,991
Other (2)	314,283	278,050
	562,403	540,821

Current	95,276	86,423
Non-current	467,127	454,398
(1)	FGTS – Government Severance Indemnity Fund for Employees.
(2)	Includes retirement bonus, life insurance and liabilities related to subsidiaries located abroad, if certain conditions are met upon termination, in accordance with the legislation of each country.

The Company has the policy to offer the following post-employment and other employee benefits plans in addition to the pension plans, which are measured by actuarial calculation and recognized in the financial statements:

19.2.1   Medical plan

The Company offers a medical plan with fixed contribution to the retired employees according to the Law No. 9,656/98.

It is ensured to the retired employee that has contributed to the health plan during the employment relationship for at least 10 years, the right of maintenance as beneficiary, on the same conditions of coverage existing when the employment contract was in force. The main related actuarial risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) medical costs growth higher than expected.

19.2.2   F.G.T.S. penality by dismissional on retirement

As settled by the Regional Labor Court (“TRT”) on April 20, 2007, retirement does not affect the employment contract between the Company and its employees. However, when the employee is retired through INSS and is dismissed from the Company, the Company may, in certain cases, enter into a mutual agreement granting the payment of the benefit equivalent to the 20% penalty on the F.G.T.S. balance. The main related actuarial risks are: (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

19.2.3   Award for length of service

The Company has the policy to reward active employees that attain at least 10 years of services rendered and subsequently every 5 years, with an additional remuneration. The main related actuarial risks rare, (i) turnover lower than expected, (ii) salary growth higher than expected and (iii) survival rates above the mortality tables.

19.2.4   Other – Brazil

i.	Retirement compensation

On retirement, employees with more than 8 years of services rendered to the Company are eligible for additional compensation. The main actuarial related risks are (i) turnover lower than expected, (ii) salary growth higher than expected and (iii) survival rates above the mortality tables.

ii.	Life insurance

The Company offers life insurance benefits to the employees who, at the time of their termination, are retired and during the employment contract opted for the insurance, with the period of benefit varying from 2 to 3 years. The main related actuarial risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

19.2.5   Other – foreign entities

The Company has a liability recorded for defined benefit plans to certain subsidiaries located in Turkey, Saudi Arabia, Qatar, United Arab Emirates, Oman and Kuwait, related to end of service payments when certain conditions are met, which varies based on the labor laws for each country. The main related actuarial risks are: (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

19.2.6   Roll-forward of actuarial liabilities

The roll-forward of actuarial liabilities related to other benefits, which was prepared based on actuarial report reviewed by the Management, are as follows:

	Medical plan		F.G.T.S. penalty		Award for length of service		Other (1)
	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23
Composition of actuarial liabilities
Present value of actuarial liabilities	61,278	66,245	75,771	70,535	111,071	125,991	314,283	278,050
Net actuarial liabilities	61,278	66,245	75,771	70,535	111,071	125,991	314,283	278,050

Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	66,245	119,729	70,535	60,657	125,991	112,225	278,050	228,700
Interest on actuarial liabilities	6,268	11,434	5,668	5,052	10,893	10,104	36,487	16,947
Current service costs	19	508	3,021	2,669	6,146	5,707	31,573	22,123
Past service costs	-	-	-	-	(15,040)	-	-	3,326
Benefits paid directly by the Company	(3,679)	(4,562)	(5,146)	(4,937)	(20,995)	(16,201)	(24,850)	(44,141)
Business combination	-	-	-	-	-	-	-	-
Actuarial (gains) losses - experience	1,350	(62,276)	5,952	5,938	11,472	12,745	81,695	103,847
Actuarial (gains) losses - demographic hypothesis	(811)	-	-	-	-	-	(122)	(6,504)
Actuarial (gains) losses - economic hypothesis	(8,114)	1,412	(4,258)	1,156	(7,397)	1,411	(124,617)	(6,747)
Actuarial (gains) losses - exchange variation	-	-	-	-	-	-	36,067	(39,501)
Ending balance of liabilities	61,278	66,245	75,772	70,535	111,070	125,991	314,283	278,050

Rollforward of the fair value of the assets
Benefits paid directly by the Company	3,679	4,562	5,146	4,937	20,995	16,201	24,850	44,141
Contributions of the sponsor	(3,679)	(4,562)	(5,146)	(4,937)	(20,995)	(16,201)	(24,850)	(44,141)
Ending Balance of the fair value of the assets	-	-	-	-	-	-	-	-

Rollforward of comprehensive income
Beginning balance	110,432	49,568	(12,165)	(5,071)	-	-	(134,273)	(84,008)
Actuarial gains (losses)	7,575	60,864	(1,694)	(7,094)	-	-	43,044	(90,596)
Exchange variation	-	-	-	-	-	-	36,067	40,331
Ending balance of comprehensive income	118,007	110,432	(13,859)	(12,165)	-	-	(55,162)	(134,273)

Costs recognized in statement of income
Interest on actuarial liabilities	(6,268)	(11,434)	(5,668)	(5,052)	(10,893)	(10,104)	(36,487)	(16,947)
Current service costs	(19)	(508)	(3,021)	(2,669)	(6,146)	(5,707)	(31,573)	(22,123)
Past service costs	-	-	-	-	15,040	-	-	(3,326)
Immediate recognition of reduction	-	-	-	-	(4,075)	(14,156)	-	-
Cost recognized in statement of income	(6,287)	(11,942)	(8,689)	(7,721)	(6,074)	(29,967)	(68,060)	(42,396)

Estimated costs for the next year
Current service costs	-	(19)	(3,103)	(3,021)	(5,423)	(6,146)	(2,257)	(30,317)
Interest on actuarial liabilities	(6,265)	(6,268)	-	(5,669)	-	(10,893)	-	(35,728)
Estimated costs for the next year	(6,265)	(6,287)	(3,103)	(8,690)	(5,423)	(17,039)	(2,257)	(66,045)
(1)	Considers the sum of the retirement compensation, life insurance benefits and compensation for time of service granted in certain subsidiaries of Company.

19.2.7   Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

	Medical plan		F.G.T.S. penalty		Other (1)
Actuarial assumptions	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23
Economic hypothesis
Discount rate	9.61%	9.61%	10.61%	9.42%	10.61%	13.77%
Inflation rate	3.50%	3.50%	3.50%	3.50%	3.50%	11.75%
Medical inflation	6.60%	6.60%	N/A	N/A	N/A	N/A
Wage growth rate	N/A	N/A	3.50%	3.50%	3.50%	8.34%
F.G.T.S. balance growth	N/A	N/A	3.50%	3.41%	N/A	N/A
Demographic hypothesis
Mortality schedule	AT-2000 Basic by gender	AT-2000 Basic by gender	AT-2000 Basic by gender	AT-2000 Basic by gender
Disability entry schedule	N/A	N/A	Vindas Álvaro's attenuated 30%	Vindas Álvaro's attenuated 30%
Schedule of turnover - BRF's historical	2024	2023	2024	2023
Demoraphic data
Number of active participants	-	1,015	93,575	92,120
Number of assisted beneficiary participants	1,189	1,415	-	-
(1)	Includes retirement bonus and life insurance benefits.

19.2.8   Expected benefit payments and average duration of obligations

The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations:

Payments	Medical plan	F.G.T.S. penalty	Award for length of service	Other	Total

2025	2,055	25,006	17,979	50,236	95,276
2026	2,472	5,788	15,904	25,247	49,411
2027	2,922	6,343	15,231	27,544	52,040
2028	3,294	6,233	18,204	28,432	56,163
2029	3,779	7,791	17,757	29,827	59,154
2030 to 2034	26,569	46,271	80,764	275,565	429,169
Weighted average duration - in years	15.20	5.10	4.80	7.64

19.2.9   Sensitivity analysis of post-employment plans

The Company prepared sensitivity analysis regarding the relevant assumptions of the plans as of December 31, 2024, as presented below:

	Assumptions utilized	(+) Variation		(-) Variation
Relevant assumptions		Average (%)	Actuarial liabilities	Average (%)	Actuarial liabilities
Medical plan
Discount rate	9.61%	11.43%	52,860	9.43%	71,376
Medical inflation	6.60%	7.60%	71,411	5.60%	52,721
Award for length of service
Discount rate	10.66%	11.66%	106,477	9.66%	116,108
Turnover	Historical	+3%	95,576	-3%	131,456
F.G.T.S. penalty
Discount rate	10.61%	11.61%	72,486	9.61%	79,451
Wage growth rate	3.50%	4.50%	76,423	2.50%	75,170
Turnover	Historical	+3%	65,196	-3%	90,708

Accounting policy:

The Company sponsors supplementary defined benefit and defined contribution pension plans, as well as other post-employment benefits for which an actuarial appraisal is annually prepared by an independent actuary and is reviewed by Management. The cost of defined benefits is established separately for each plan using the projected unit credit method.

The measurements comprise the actuarial gains and losses, the effect of the limit on contributions and returns on the plan assets and are recognized in the financial position against Other Comprehensive Income when incurred, except Award for Length of Service, which its recognition occurs against statement of income. These measurements are not reclassified to statement of income in subsequent periods.

The Company recognizes the net defined benefit asset when certain conditions are met.

Past service costs are recognized in income for the year on the following dates, whichever comes first:

• date of changing the plan or significantly reducing the expected length of service.

• date in which the Company recognizes the costs related to restructuring.

The cost of services and net interest on the value of the defined benefit liability or asset are recognized in the expense categories related to the function the beneficiary performs and to the financial result, respectively.